Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition
3.	ACQUISITION

On February 10, 2010, the Group acquired Citylead together with its subsidiaries and VIE, QIGI Technology, a domestic brand mobile phone company. The consideration included $500 in cash and 65,934,066 of the Company’s ordinary shares with a fair value of $0.19 per ordinary share as of the acquisition date. If QIGI Technology does not meet performance targets for 2010 or 2011 as stipulated in the share purchase agreement, the former shareholders of Citylead are obligated to return certain number, based on a pre-determined formula, of the Company’s ordinary shares. Such contingent share receivable was initially recorded as a contingent receivable carried at fair value as of the acquisition date and subsequently remeasured at each reporting date.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and was allocated to assets acquired and liabilities assumed as follows:

		Amortization period

Cash acquired	$11,183
Intangible assets:
Contract backlog	20	0.1 year
Customer base	680	5 years
Trade name & domain name	1,670	Indefinite life
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)

Total	$13,139

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The contingent share receivable fair value was estimated using, among other factors, the forecasted financial performance of the acquired business, (Level 3 inputs). The $107 and $89 change of fair value of the contingent receivable was recorded as other expense in the consolidated statements of comprehensive income during the periods ended December 31, 2010 and 2011, respectively. The contingent share receivable was settled on December 31, 2011, at which time it was determined that the former shareholders of Citylead were not obliged to return any of the Company’s ordinary shares because QIGI Technology met all the performance targets for 2010 and 2011.

The following pro forma information summarizes the results of operations for the Group as if the acquisition had occurred as of January 1, 2010. The following pro forma financial information is not necessarily indicative of the result that would have occurred had the acquisition been completion at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2010

Total revenue	$273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$27,591

Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$0.04
- Diluted	$0.03